Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and Segment Information [Abstract]
Schedule of Revenue from Continuing Operations Disaggregated by Geography Based on Locations

The following table presents revenue from continuing operations disaggregated by geography based on the Company’s locations (in thousands):

	Year Ended December 31,
Segment	2025	2024
South Africa	$4,822	$4,144
United States	852	—
Total Revenue	$5,674	$4,144

Schedule of Changes in Accounts Receivable

The following tables present changes in the Company’s accounts receivable for the years ended December 31, 2025 and 2024 (in thousands):

	Balance as of December 31, 2024	Additions	Deductions	Balance as of December 31, 2025
Accounts receivable	$707	$6,224	$(5,853)	$1,078

	Balance as of December 31, 2023	Additions	Deductions	Balance as of December 31, 2024
Accounts receivable	$217	$4,144	$(3,654)	$707

Reconciliation of Total Assets by Segment

The following table shows total assets by segment and a reconciliation to the consolidated financial statements as of December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Segment assets:
Specialist isotopes and related services	$323,690	$71,771
Nuclear fuels	94,252	22,577
Discontinued operations	80,078	—
Total assets	$498,020	$94,348

Schedule of Information from the Consolidated Statements of Operations and Comprehensive Loss

Select information from the consolidated statements of operations and comprehensive loss as of the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Revenues		Net Income (Loss) Before Allocation to Noncontrolling Interest
	Year Ended December 31,		Year Ended December 31,
Segment	2025	2024	2025	2024
Specialist isotopes and related services	$5,674	$3,944	$(33,260)	$(21,542)
Nuclear fuels	—	200	(144,125)	(10,881)
	$5,674	$4,144	$(177,385)	$(32,423)

Schedule of Reconciliation of Total Segment Revenue to Total Consolidated Revenue and of Total Segment Gross Profit and Segment Operating Income to Total Consolidated Income Before Income Taxes

A reconciliation of total segment revenue to total consolidated revenue and of total segment gross profit and segment operating income to total consolidated income before income taxes, for the years ended December 31, 2025 and 2024, is as follows (in thousands):

	Year Ended December 31, 2025
	Specialist isotopes and related services	Nuclear fuels	Total
Sales from external customers	$5,674	$—	$5,674
Less: cost of sales	(4,047)	—	(4,047)
Segment gross profit	1,627	—	1,627
Personnel expenses	20,515	9,058	29,573
Professional fees	8,680	6,372	15,052
Other segment expenses	12,867	4,506	17,373
Segment operating loss	(40,435)	(19,936)	(60,371)
Foreign exchange transaction loss	(132)	(3)	(135)
Change in fair value of share liability	(121)	—	(121)
Change in fair value of convertible notes payable	1,500	(125,219)	(123,719)
Change in fair value of investments	580	—	580
Interest income (expense), net	5,430	1,033	6,463
Other income	6	—	6
Loss before income tax expense	$(33,172)	$(144,125)	$(177,297)

	Year Ended December 31, 2024
	Specialist isotopes and related services	Nuclear fuels	Corporate	Total
Sales from external customers	$3,944	$—	$—	$3,944
Collaboration revenue	—	200	—	200
Less: cost of sales	(2,545)	—	—	(2,545)
Segment gross profit	1,399	200	—	1,599
Personnel expenses	12,393	1,197	—	13,590
Professional fees	6,108	1,632	—	7,740
Other segment expenses	4,795	1,828	—	6,623
Segment operating loss	(21,897)	(4,457)	—	(26,354)
Foreign exchange transaction gain	—	—	70	70
Change in fair value of share liability	—	—	(132)	(132)
Change in fair value of convertible notes payable	—	(6,875)	—	(6,875)
Interest income (expense), net	528	451	—	979
Loss before income tax expense	$(21,369)	$(10,881)	$(62)	$(32,312)